Financial Instruments Additional Information (Details) € in Millions, £ in Millions, $ in Millions, ¥ in Billions, $ in Billions	3 Months Ended	12 Months Ended
	Mar. 30, 2019 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)	Dec. 28, 2019 EUR (€)	Dec. 28, 2019 GBP (£)	Dec. 28, 2019 CAD ($)	Dec. 28, 2019 JPY (¥)
Derivative [Line Items]
Derivative, collateral, obligation to return cash		$ 108	$ 124
Collateral posted related to commodity derivative margin requirements, liability		25
Collateral posted related to commodity derivative margin requirements, asset			32
Derivative, collateral, right to reclaim cash		108	124
Unrealized losses on foreign currency cash flow hedges		$ 12
Cross-currency contracts
Derivative [Line Items]
Maximum length of time hedged in cash flow hedge		4 years
Foreign exchange contracts
Derivative [Line Items]
Maximum length of time hedged in cash flow hedge		25 months
Foreign exchange contracts | Net Investment Hedging | Heinz India
Derivative [Line Items]
Gains/(losses) recognized in other comprehensive income (loss) on net investment hedges, before tax			10
Foreign exchange contracts | Cash Flow Hedging | Heinz India
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income	$ (5)		20
Designated as hedging instrument | Debt | Net Investment Hedging
Derivative [Line Items]
Non-derivative instruments, loss (gain) recognized in other comprehensive income (loss), net		$ (52)	(174)	$ 425
Designated as hedging instrument | Debt | Euro Member Countries, Euro | Net Investment Hedging
Derivative [Line Items]
Derivative, amount of hedged item | €					€ 2,550
Designated as hedging instrument | Debt | United Kingdom, Pounds | Net Investment Hedging
Derivative [Line Items]
Derivative, amount of hedged item | £						£ 400
Designated as hedging instrument | Cross-currency contracts | United Kingdom, Pounds | Net Investment Hedging
Derivative [Line Items]
Derivative asset, notional amount		1,400				£ 1,000
Designated as hedging instrument | Cross-currency contracts | Canada, Dollars | Net Investment Hedging
Derivative [Line Items]
Derivative asset, notional amount		1,600					$ 2.1
Designated as hedging instrument | Cross-currency contracts | Japan, Yen | Net Investment Hedging
Derivative [Line Items]
Derivative asset, notional amount		85						¥ 9.6
Designated as hedging instrument | Foreign exchange contracts | China, Yuan Renminbi | Net Investment Hedging
Derivative [Line Items]
Derivative liability, notional amount		162
Designated as hedging instrument | Other contract | Euro Member Countries, Euro | Net Investment Hedging
Derivative [Line Items]
Derivative liability, notional amount		76
Other expense/(income)
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income		(33)	27	29
Other expense/(income) | Cross-currency contracts | Net Investment Hedging
Derivative [Line Items]
Gains/(losses) recognized in other comprehensive income (loss) on net investment hedges, before tax		67	(214)	184
Other expense/(income) | Foreign exchange contracts | Net Investment Hedging
Derivative [Line Items]
Gains/(losses) recognized in other comprehensive income (loss) on net investment hedges, before tax		(13)	11	23
Other expense/(income) | Foreign exchange contracts | Net Investment Hedging | Heinz India
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income	6
Other expense/(income) | Foreign exchange contracts | Cash Flow Hedging | Heinz India
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income	(6)		17
Other expense/(income) | Designated as hedging instrument | Cross-currency contracts | Cash Flow Hedging
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income		(23)	7
Other expense/(income) | Designated as hedging instrument | Foreign exchange contracts | Net Investment Hedging
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income		6	0
Other expense/(income) | Designated as hedging instrument | Foreign exchange contracts | Cash Flow Hedging
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income		22	(56)	81
Interest expense
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income		(25)	(6)	4
Interest expense | Foreign exchange contracts | Net Investment Hedging | Heinz India
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income	$ 1		3
Interest expense | Designated as hedging instrument | Cross-currency contracts | Cash Flow Hedging
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income		0	0
Interest expense | Designated as hedging instrument | Foreign exchange contracts | Net Investment Hedging
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income		0	0
Interest expense | Designated as hedging instrument | Foreign exchange contracts | Cash Flow Hedging
Derivative [Line Items]
Net gains/(losses) on derivatives, reclassified to net income		$ 0	$ 0	$ 0